Shareholders' Equity - Summary of Preferred Share Issuances (Parenthetical) (Detail) - $ / shares	1 Months Ended		12 Months Ended
	Aug. 31, 2021	Apr. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Class Of Stock [Line Items]
Preferred stock, liquidation preference per share			$ 25,000	$ 25,000
Depositary per share equivalent to liquidation preference per share			$ 25.00	$ 25.00
Series A Preferred Shares
Class Of Stock [Line Items]
Cumulative redeemable perpetual preference shares		7.00%
Preferred Shares Redeemable Date		Jun. 15, 2026
Series B Preferred Shares
Class Of Stock [Line Items]
Cumulative redeemable perpetual preference shares	6.25%
Preferred Shares Redeemable Date	Dec. 15, 2026